JPMorgan Large Cap Growth Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.3%
Aerospace & Defense — 1.4%
TransDigm Group, Inc.	987	1,215,598
Automobiles — 0.9%
Tesla, Inc. *	4,347	764,242
Beverages — 1.2%
Celsius Holdings, Inc. * (a)	10,671	884,816
Monster Beverage Corp. *	2,861	169,631
		1,054,447
Biotechnology — 2.2%
Exact Sciences Corp. *	4,347	300,221
Regeneron Pharmaceuticals, Inc. *	1,643	1,580,936
		1,881,157
Broadline Retail — 8.1%
Amazon.com, Inc. *	33,523	6,046,871
MercadoLibre, Inc. (Brazil) *	651	984,535
		7,031,406
Building Products — 1.1%
Trane Technologies plc	3,144	943,701
Capital Markets — 1.2%
Blackstone, Inc.	4,391	576,782
KKR & Co., Inc.	4,420	444,588
		1,021,370
Communications Equipment — 0.8%
Arista Networks, Inc. *	2,439	707,285
Construction & Engineering — 0.6%
Quanta Services, Inc.	1,906	495,068
Electrical Equipment — 1.8%
Eaton Corp. plc	5,024	1,570,895
Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp., Class A	6,399	738,173
Jabil, Inc.	3,164	423,747
		1,161,920
Entertainment — 3.3%
Netflix, Inc. *	4,002	2,430,186
Spotify Technology SA *	1,847	487,507
		2,917,693
Financial Services — 2.8%
Block, Inc. *	2,614	221,070
Mastercard, Inc., Class A	4,607	2,218,594
		2,439,664
Ground Transportation — 2.2%
Uber Technologies, Inc. *	24,458	1,883,053

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — 1.4%
Align Technology, Inc. *	684	224,163
Edwards Lifesciences Corp. *	3,229	308,602
Intuitive Surgical, Inc. *	1,815	724,179
		1,256,944
Health Care Providers & Services — 1.2%
HCA Healthcare, Inc.	190	63,288
McKesson Corp.	1,912	1,026,727
		1,090,015
Hotels, Restaurants & Leisure — 4.8%
Airbnb, Inc., Class A *	1,913	315,616
Booking Holdings, Inc.	165	598,713
Chipotle Mexican Grill, Inc. *	389	1,129,885
DoorDash, Inc., Class A *	5,007	689,603
Marriott International, Inc., Class A	4,292	1,082,869
Starbucks Corp.	3,815	348,673
		4,165,359
Household Durables — 1.4%
DR Horton, Inc.	7,158	1,177,824
Interactive Media & Services — 9.5%
Alphabet, Inc., Class C *	20,473	3,117,233
Meta Platforms, Inc., Class A	10,689	5,190,248
		8,307,481
IT Services — 1.8%
Cognizant Technology Solutions Corp., Class A	3,034	222,363
MongoDB, Inc. *	705	252,798
Shopify, Inc., Class A (Canada) *	14,049	1,084,209
		1,559,370
Life Sciences Tools & Services — 0.0% ^
Thermo Fisher Scientific, Inc.	71	41,202
Machinery — 0.2%
Deere & Co.	504	206,894
Media — 0.3%
Trade Desk, Inc. (The), Class A *	3,481	304,310
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	4,019	188,970
Oil, Gas & Consumable Fuels — 0.7%
Cheniere Energy, Inc.	796	128,460
ConocoPhillips	3,567	453,961
		582,421
Pharmaceuticals — 5.2%
Eli Lilly & Co.	5,841	4,544,151

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — 15.1%
Advanced Micro Devices, Inc. *	10,870	1,961,873
ASML Holding NV (Registered), NYRS (Netherlands)	332	322,414
Broadcom, Inc.	1,858	2,462,946
Lam Research Corp.	1,031	1,001,605
NVIDIA Corp.	7,409	6,694,706
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	5,390	733,276
		13,176,820
Software — 19.9%
Adobe, Inc. *	1,331	671,557
HubSpot, Inc. *	800	501,317
Intuit, Inc.	1,363	886,206
Microsoft Corp.	22,211	9,344,566
Oracle Corp.	12,186	1,530,668
Palo Alto Networks, Inc. *	1,466	416,611
Salesforce, Inc.	4,807	1,447,629
ServiceNow, Inc. *	1,260	960,879
Synopsys, Inc. *	1,903	1,087,236
Workday, Inc., Class A *	1,880	512,825
		17,359,494
Specialty Retail — 1.4%
AutoZone, Inc. *	226	713,102
Lowe's Cos., Inc.	2,113	538,280
		1,251,382
Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc.	18,374	3,150,740
Trading Companies & Distributors — 0.7%
WW Grainger, Inc.	600	610,241
Total Common Stocks (Cost $48,786,261)		84,061,117
Short-Term Investments — 3.7%
Investment Companies — 3.7%
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (b) (c) (Cost $3,226,520)	3,225,396	3,226,686
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (b) (c)	12,483	12,483

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	1,687	1,687
Total Investment of Cash Collateral from Securities Loaned (Cost $14,174)		14,170
Total Short-Term Investments (Cost $3,240,694)		3,240,856
Total Investments — 100.0% (Cost $52,026,955)		87,301,973
Liabilities in Excess of Other Assets — (0.0)% ^		(18,677)
NET ASSETS — 100.0%		87,283,296

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2024. The total value of securities on loan at March 31, 2024 is $13,682.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2024.

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$87,301,973	$—	$—	$87,301,973

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Large Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b)	$1,980,536	$15,696,248	$14,450,433	$212	$123	$3,226,686	3,225,396	$101,859	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (a) (b)	—	3,178,000	3,165,544	31	(4)	12,483	12,483	3,880	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	—	613,845	612,158	—	—	1,687	1,687	540	—
Total	$1,980,536	$19,488,093	$18,228,135	$243	$119	$3,240,856		$106,279	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.